Segment information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information	Segment information
Management has identified three reportable segments, which correspond to our three operating segments: the Americas, Developed Europe and Rest of World. Our Americas segment is comprised of Argentina, Barbados, Brazil, Canada, Chile, Colombia, Costa Rica, Ecuador, Mexico, Panama, Peru, Puerto Rico, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Malta, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our Rest of World segment is comprised of all other countries, the most significant by revenue of which are Australia, Japan, India, Turkey and Israel.
We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend, or ROAS, for each of our segments, which compares Referral Revenue to Advertising Spend. ROAS includes the allocation of revenue by segment which is based on the location of the website, or domain name, regardless of where the consumer resides. This is consistent with how management monitors and runs the business.
Corporate and Eliminations also includes all corporate functions and expenses except for direct advertising. In addition, we record amortization of intangible assets and any related impairment, share-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other taxes, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliations below.
The following tables present our segment information for the years ended December 31, 2017, 2018 and 2019. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2017
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€424,993	€391,667	€203,673	€—	€1,020,333
Subscription revenue	—	—	—	11,511	11,511
Other revenue	—	—	—	3,539	3,539
Total revenue	€424,993	€391,667	€203,673	€15,050	€1,035,383
Advertising spend	324,487	338,072	222,126	—	884,685
ROAS contribution	€100,506	€53,595	€(18,453)	€15,050	€150,698
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,930
Other selling and marketing, including related party (1)					62,240
Technology and content, including related party					52,232
General and administrative, including related party					47,444
Amortization of intangible assets					3,220
Operating loss					€(20,368)
Other income/(expense)
Interest expense					(44)
Gain on deconsolidation of subsidiaries					2,007
Other, net					592
Total other income/(expense), net					€2,555
Loss before income taxes					€(17,813)
Expense/(benefit) for income taxes					(4,764)
Net loss					€(13,049)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2018
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€378,919	€315,966	€204,937	€—	€899,822
Subscription revenue	—	—	—	13,863	13,863
Other revenue	—	—	—	1,131	1,131
Total revenue	€378,919	€315,966	€204,937	€14,994	€914,816
Advertising spend	265,004	261,620	205,834	—	732,458
ROAS contribution	€113,915	€54,346	€(897)	€14,994	€182,358
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,435
Other selling and marketing, including related party (1)					73,175
Technology and content, including related party					66,904
General and administrative, including related party					54,326
Amortization of intangible assets					1,684
Operating loss					€(19,166)
Other income/(expense)
Interest expense					(1,839)
Other, net					539
Total other income/(expense), net					€(1,300)
Loss before income taxes					€(20,466)
Expense/(benefit) for income taxes					1,086
Loss before equity method investment					€(21,552)
Income from equity method investment					63
Net loss					€(21,489)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2019
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€347,094	€305,061	€171,469	€—	€823,624
Subscription revenue	—	—	—	12,152	12,152
Other revenue	—	—	—	2,841	2,841
Total revenue	€347,094	€305,061	€171,469	€14,993	€838,617
Advertising spend	230,291	233,949	152,465	—	616,705
ROAS contribution	€116,803	€71,112	€19,004	€14,993	€221,912
Costs and expenses:
Cost of revenue, including related party, excluding amortization					9,159
Other selling and marketing, including related party (1)					47,450
Technology and content, including related party					69,924
General and administrative, including related party					55,543
Amortization of intangible assets					1,685
Operating income					€38,151
Other income/(expense)
Interest expense					(33)
Other, net					(428)
Total other income/(expense), net					€(461)
Income before income taxes					€37,690
Expense/(benefit) for income taxes					20,982
Income before equity method investment					€16,708
Income from equity method investment					453
Net income					€17,161
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

Geographic information
The following table presents revenue by geographic area for the years ended December 31, 2017, 2018 and 2019. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated based upon the location of the customer using the service.

	Year ended December 31,
(in thousands)	2017	2018	2019
Total revenues
United States	€255,501	€194,416	€192,526
United Kingdom	108,080	95,893	85,284
Germany	85,308	73,143	68,491
Australia	50,623	47,737	36,635
All other countries	535,871	503,627	455,681
	€1,035,383	€914,816	€838,617
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2018 and 2019:

(€ thousands)	Years ended December 31,
	2018	2019
Property and equipment, net:
Germany	€159,071	€30,681
All other countries	2,930	2,491
	€162,001	€33,172